INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Income Statement [Abstract]
Revenues	$ 37,315	$ 42,415
Cost of revenues	(39,442)	(31,575)
Gross profit (loss)	(2,127)	10,840
Operating expenses:
Research and development	40,747	40,354
Sales and marketing	6,258	4,183
General and administrative	16,678	13,109
Total operating expenses	63,683	57,646
Operating loss	(65,810)	(46,806)
Financial income, net	1,597	385
Loss before taxes on income	(64,213)	(46,421)
Taxes on income	(108)	(119)
Net loss	$ (64,321)	$ (46,540)
Basic net loss per ordinary share	$ (0.27)	$ (0.24)
Diluted net loss per ordinary share	$ (0.27)	$ (0.24)
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	238,690,154	196,237,671
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	238,690,154	196,237,671